Restricted share units (Details Narrative)	1 Months Ended	3 Months Ended
	Oct. 31, 2021 shares	Nov. 30, 2021 USD ($) shares	Nov. 30, 2020 USD ($) shares
IfrsStatementLineItems [Line Items]
Share-based compensation expense | $		$ 1,321,038	$ 1,088,638
Restricted stock units [member]
IfrsStatementLineItems [Line Items]
Number of RSU's aggregate shares		1,548,174
Outstanding RSU's, granted		100,626	322,547
Share-based compensation expense | $		$ 479,326	$ 1,039,584
Restricted stock units [member] | Directors [Member]
IfrsStatementLineItems [Line Items]
Outstanding RSU's, granted	100,626